Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

As discussed in Note 1 – Business and Organization, Roan Inc. was formed in September 2018 in connection with the Reorganization. The Company’s accounting predecessor, Roan LLC, was treated as a flow-through entity for income tax purposes. As a result, the net taxable income or loss of Roan LLC and any related tax credits, for income tax purposes, flowed through to its members. Accordingly, no tax provision was made in the historical financial statements of Roan LLC since the income tax was an obligation of its members. Roan Inc. is a corporation and subject to U.S. federal and state income tax.

The Company records its quarterly tax provision based on an estimate of the annual effective tax rate expected to apply to continuing operations for the various jurisdictions in which it operates. The Company’s effective combined U.S. federal and state income tax rate for the three months ended March 31, 2019 was 28.3% based on estimated net income for the year. The tax effects of certain items, such as tax rate changes, significant unusual or infrequent items, and certain changes in the assessment of the realizability of deferred taxes, are recognized as discrete items in the period in which they occur and are excluded from the estimated annual effective tax rate.

In conjunction with the Reorganization, the Company entered into the TMA with Riviera. The TMA, in part, provides for the indemnification of the Company and the entitlement of Riviera to refunds related to certain taxes of Linn Energy, Inc. prior to the spinoff of Riviera from Linn Energy, Inc. As a result of the TMA and the refund of an overpayment of estimated federal taxes by Linn Energy, Inc. related to the Riviera business that was received by the Company in November 2018, the Company paid $7.6 million to Riviera during the three months ended March 31, 2019.

Note 13 – Income Taxes

As discussed in Note 1 – Business and Organization, the Company was formed in September 2018 in connection with the Reorganization. The Company’s accounting predecessor, Roan LLC, was treated as a flow-through entity for income tax purposes. As a result, the net taxable income or loss of Roan LLC and any related tax credits, for income tax purposes, flowed through to its members. Accordingly, no tax provision was made in the historical financial statements of Roan LLC since the income tax was an obligation of its members.

A deferred tax liability was recorded as a result of the Reorganization based on the Company becoming a corporation that is a taxable entity under the Internal Revenue Code of 1986, as amended (the “Code”). The initial recording of the deferred tax liability recognized by the Company as a result of the Reorganization was reflected in income tax expense based on the deferred tax liability resulting from the change in tax status. Due to the nontaxable nature of the Reorganization, there were no adjustments to the tax basis or other tax attributes in the measurement of the deferred taxes except to the extent any gain was recognized by the other parties to the Reorganization.

The Company’s effective combined U.S. federal and state income tax rate for the year ended December 31, 2018 excluding discrete items was 24.3%. During the year ended December 31, 2018, the Company recognized income tax expense of $356.9 million, including $304.5 million related to the initial recording of the deferred tax liability recognized by the Company as a result of the Reorganization.

In conjunction with the Reorganization, the Company entered into the TMA with Riviera. The TMA, in part, provides for the indemnification of the Company and the entitlement of Riviera to refunds related to certain taxes of Linn Energy, Inc. prior to the spinoff of assets from Linn Energy, Inc. to Riviera. As a result of the TMA and an estimated overpayment of federal taxes by Linn Energy, Inc. received by the Company, the Company recorded a payable of $7.6 million to Riviera at December 31, 2018. The payable is included in accounts payable and accrued liabilities – affiliates in the accompanying consolidated balance sheets.

At December 31, 2018, the Company did not have any significant uncertain tax positions requiring recognition in the financial statements. The tax year for 2018 remains subject to examination by the major tax jurisdictions.

The components of the Company’s provision for income taxes for the year ended December 31, 2018 are as follows (in thousands):

Current income tax expense
Federal	$—
State	—

—
Deferred income tax expense
Federal	277,794
State	79,068

356,862

Provision for income taxes	$356,862

The Company’s deferred tax assets and liabilities as of December 31, 2018 include the following (in thousands):

Deferred income tax assets
Net operating losses	$42,013
Other	4,409

46,422
Deferred income tax liabilities
Oil and natural gas properties	(377,362)
Derivative contracts	(25,922)

(403,284)

Deferred tax liabilities, net	$(356,862)

The following is a reconciliation, stated as a percentage of pretax income, of the United States statutory federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2018:

	Amount	Percent
	(in thousands)
Income (loss) at U.S. federal statutory rate	$45,400	21.0%
Net effect of state income taxes	9,173	4.2%
Change in tax status	304,455	140.8%
Other	(2,166)	(1.0)%

Income tax provision / Effective rate	$356,862	165.0%

As of December 31, 2018, the Company has federal and Oklahoma net operating loss carryforwards for both jurisdictions of $165.0 million, which do not expire.